PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 95.2%
Asset-Backed Securities 52.8%
Automobiles 4.1%
Ally Auto Receivables Trust, Series 2017-03, Class R, IO, 144A^	0.000%	01/16/24		1	$ 219,960
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class E, 144A	4.740	11/14/25		800	805,155
Series 2019-01A, Class B, 144A	3.950	11/14/28		100	102,776
					1,127,891
Collateralized Loan Obligations 37.4%
Anchorage Capital Europe CLO (Ireland), Series 01X, Class A2	1.500	01/15/31	EUR	500	560,630
Aurium CLO DAC (Ireland), Series 04A, Class A2, 144A	1.620	01/16/31	EUR	450	504,924
BlueMountain Fuji CLO DAC (Ireland), Series 04A, Class B2, 144A	2.900	03/30/32	EUR	750	855,541
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)	4.216(c)	10/20/28		250	249,998
Elevation CLO Ltd. (Cayman Islands), Series 2015-04A, Class BR, 144A, 3 Month LIBOR + 1.670% (Cap N/A, Floor 0.000%)	3.673(c)	04/18/27		500	499,150
Ellington CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.610(c)	02/15/29		750	746,282
Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.840% (Cap N/A, Floor 1.840%)	3.841(c)	04/15/29		500	497,501
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	3.916(c)	10/20/31		300	298,827
KVK CLO Ltd. (Cayman Islands), Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.549(c)	05/20/29		500	495,272
MidOcean Credit CLO (Cayman Islands), Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.549(c)	02/20/31		1,000	984,685
OCP Euro CLO DAC (Ireland), Series 2019-03A, Class B2, 144A	2.450	04/20/30	EUR	250	280,185
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	3.752(c)	04/17/31		250	248,720

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands), (cont’d.)
Series 2014-09A, Class A2RR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.866%(c)	10/20/31	500	$492,677
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.480% (Cap N/A, Floor 1.480%)	3.390(c)	05/15/32	500	499,948
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.166(c)	07/20/32	500	495,367
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.401(c)	07/15/27	750	742,344
Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	3.953(c)	10/18/31	500	495,185
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.540(c)	01/25/31	500	488,689
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	4.191(c)	07/15/31	975	947,558
				10,383,483
Consumer Loans 4.2%
OneMain Financial Issuance Trust, Series 2017-01A, Class C, 144A	3.350	09/14/32	100	100,219
Oportun Funding LLC,
Series 2017-B, Class B, 144A	4.260	10/10/23	250	251,814
Series 2018-C, Class C, 144A	5.520	10/08/24	500	513,125
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	4.642(c)	02/25/23	100	100,590
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.442(c)	08/25/25	100	100,339
Springleaf Funding Trust, Series 2017-AA, Class C, 144A	3.860	07/15/30	100	100,659
				1,166,746

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Home Equity Loans 0.6%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-AR01, Class M3, 1 Month LIBOR + 4.500% (Cap N/A, Floor 3.000%)	3.885%(c)	01/25/33		166	$ 166,357
Other 1.3%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	4.142(c)	04/25/23		360	360,381
Residential Mortgage-Backed Securities 3.1%
CWABS Asset-Backed Certificates Trust, Series 2004-13, Class AF5A	4.790(cc)	05/25/35		126	126,227
Legacy Mortgage Asset Trust, Series 2019-GS04, Class A1, 144A	3.438	05/25/59		94	94,608
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	03/16/23	EUR	576	644,446
					865,281
Student Loans 2.1%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		2,700	196,897
SLM Student Loan Trust, Series 2007-02, Class B, 3 Month LIBOR + 0.170% (Cap N/A, Floor 0.000%)	2.110(c)	07/25/25		200	183,794
SoFi Alternative Trust, Series 2019-D, Class 1PT, 144A	2.460(cc)	01/16/46		192	196,424
					577,115
Total Asset-Backed Securities (cost $14,764,664)					14,647,254
Bank Loans 3.9%
Chemicals 0.4%
Solenis International LP, First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%	5.909(c)	06/26/25		124	122,711

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Pharmaceuticals 1.2%
Arbor Pharmaceuticals LLC, Initial Term Loan, 3 Month LIBOR + 5.000%	6.945%(c)	07/05/23	122	$ 106,986
Mallinckrodt International Finance SA, 2017 Term B Loan, 3 Month LIBOR + 2.750%	4.695(c)	09/24/24	125	100,874
NVA Holdings, Inc., Term B-3 Loan (First Lien), PRIME + 1.750%	6.500(c)	02/02/25	124	124,195
				332,055
Software 1.1%
Boxer Parent Co., Inc., Initial Dollar Term Loan, 1 Month LIBOR + 4.250%	6.049(c)	10/02/25	124	122,759
Exela Intermediate LLC, 2018 Repriced Term Loan, 3 - 6 Month LIBOR + 6.500%	8.382(c)	07/12/23	123	53,717
Finastra USA, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	5.696(c)	06/13/24	124	123,346
				299,822
Telecommunications 1.2%
GTT Communications, Inc., Closing Date U.S. Term Loan, 1 Month LIBOR + 2.750%	4.550(c)	05/30/25	125	102,950
Sprint Communications, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	4.313(c)	02/02/24	125	123,550
West Corp., Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.702(c)	10/10/24	124	104,933
				331,433
Total Bank Loans (cost $1,165,581)				1,086,021
Commercial Mortgage-Backed Securities 28.2%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35	100	96,955
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35	100	95,174
BBCMS Mortgage Trust,
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	250	238,406
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	270	274,283

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BBCMS Mortgage Trust, (cont’d.)
Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	3.188%(c)	03/15/37	210	$209,257
Benchmark Mortgage Trust, Series 2018-B02, Class A5	3.882(cc)	02/15/51	600	654,240
BX Commercial Mortgage Trust, Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.390(c)	10/15/36	150	150,059
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, 144A	4.745(cc)	01/10/36	500	513,304
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.390(c)	05/15/36	150	150,304
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	500	536,440
Series 2017-LSTK, Class D, 144A	3.331(cc)	04/05/33	250	249,656
Series 2017-LSTK, Class E, 144A	3.331(cc)	04/05/33	295	293,945
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class XB, IO	0.250(cc)	11/15/48	25,076	319,488
Series 2016-C06, Class A3	2.956	01/15/49	46	46,420
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.440(c)	05/15/35	93	91,607
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.740(c)	05/15/35	163	159,922
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	375	386,032
Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	500	504,006
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	0.788(cc)	01/25/20	306	12
Series K019, Class X1, IO	1.591(cc)	03/25/22	961	26,227
Series K026, Class X1, IO	0.979(cc)	11/25/22	1,489	33,332
Series K052, Class X1, IO	0.661(cc)	11/25/25	2,297	72,318
Series K058, Class X1, IO	0.927(cc)	08/25/26	3,696	191,654
Series K715, Class X1, IO	1.092(cc)	01/25/21	1,491	10,738
FREMF Mortgage Trust, Series 2012-K20, Class X2A, IO, 144A	0.200	05/25/45	24,359	86,873
GS Mortgage Securities Trust, Series 2018-GS10, Class A3	4.261(cc)	07/10/51	500	543,092
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	100	105,990
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class XB	0.342(cc)	12/15/48	1,620	32,547

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.613%(cc)	07/05/31	300	$ 309,745
MAD Commercial Mortgage Trust, Series 2019-650M, Class A, 144A	3.575	12/12/34	350	306,052
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class XB, 144A	0.299(cc)	03/15/48	10,000	156,879
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177	11/10/36	275	262,578
UBS Commercial Mortgage Trust, Series 2018-C15, Class A4	4.341	12/15/51	500	564,993
Wells Fargo Commercial Mortgage Trust, Series 2015-P02, Class XB	0.485(cc)	12/15/48	6,400	166,126
Total Commercial Mortgage-Backed Securities (cost $7,845,822)				7,838,654
Corporate Bonds 4.7%
Aerospace & Defense 0.2%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	04/15/27	50	51,516
Banks 3.7%
Bank of America Corp., Jr. Sub. Notes, Series JJ	5.125(ff)	–(rr)	500	527,490
JPMorgan Chase & Co., Jr. Sub. Notes, Series FF	5.000(ff)	–(rr)	500	522,446
				1,049,936
Electric 0.2%
Calpine Corp., Sr. Unsec’d. Notes	5.750	01/15/25	50	51,421
Healthcare-Services 0.2%
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27	50	51,268
Home Builders 0.2%
William Lyon Homes, Inc., Gtd. Notes, 144A	6.625	07/15/27	50	54,000

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 0.2%
CenturyLink, Inc., Sr. Unsec’d. Notes, Series U	7.650%	03/15/42	50	$ 52,446
Total Corporate Bonds (cost $1,259,769)				1,310,587
Residential Mortgage-Backed Securities 5.6%
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.392(c)	04/25/28	128	128,486
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.392(c)	08/25/28	150	150,521
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.642(c)	10/25/28	220	220,417
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	3.942(c)	09/25/31	50	50,291
Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.792(c)	03/25/31	237	237,684
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.442(c)	01/25/49	60	61,036
GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	296	296,172
IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	4.057(cc)	02/25/35	125	124,925
Legacy Mortgage Asset Trust, Series 2019-PR01, Class A1, 144A	3.858	09/25/59	197	196,825
LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.281(c)	04/01/24	86	85,224
Total Residential Mortgage-Backed Securities (cost $1,550,652)				1,551,581

Total Long-Term Investments (cost $26,586,488)				26,434,097

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Short-Term Investment 2.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $819,148)(w)	819,148	$ 819,148
TOTAL INVESTMENTS 98.1% (cost $27,405,636)		27,253,245
Other assets in excess of liabilities(z) 1.9%		522,569

Net Assets 100.0%		$ 27,775,814

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CAS—Connecticut Avenue Securities
CLO—Collateralized Loan Obligation
EURIBOR—Euro Interbank Offered Rate
GMAC—General Motors Acceptance Corporation
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate
M—Monthly payment frequency for swaps
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
T—Swap payment upon termination
USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $221,518 and 0.8% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2019:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 01/09/20	Citibank, N.A.	EUR	47	$ 53,141	$ 53,113	$ 28	$ —
Expiring 01/09/20	UBS AG	EUR	2,471	2,729,068	2,773,448	—	(44,380)
				$2,782,209	$2,826,561	$ 28	$(44,380)
Credit default swap agreements outstanding at December 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Anchorage CLO	01/22/20	0.500%(M)	EUR	26	*	$ 20	$—	$ 20	Goldman Sachs International
AngeloGordon CLO	01/22/20	1.000%(M)		7	*	7	—	7	Goldman Sachs International
Bear Stearns Asset Backed Securities	01/31/20	1.250%(M)		7	*	8	—	8	Goldman Sachs International
Canyon CLO	01/22/20	0.500%(M)		4	*	2	—	2	Goldman Sachs International
Carlyle CLO	01/22/20	0.500%(M)		7	*	3	—	3	Goldman Sachs International
CAS	01/31/20	1.250%(M)		67	*	79	—	79	Goldman Sachs International
CAS	01/31/20	1.250%(M)		4	*	5	—	5	Goldman Sachs International
COMM Mortgage Trust	01/30/20	1.250%(M)		26	*	30	—	30	Goldman Sachs International
COMM Mortgage Trust	01/30/20	1.250%(M)		20	*	23	—	23	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	01/30/20	1.250%(M)	19	*	$ 21	$—	$ 21	Goldman Sachs International
COMM Mortgage Trust	01/30/20	1.250%(M)	14	*	16	—	16	Goldman Sachs International
COMM Mortgage Trust	01/30/20	1.250%(M)	13	*	15	—	15	Goldman Sachs International
COMM Mortgage Trust	01/30/20	1.250%(M)	9	*	11	—	11	Goldman Sachs International
Connecticut Avenue Securities	01/31/20	1.250%(M)	102	*	120	—	120	Goldman Sachs International
Countrywide Home Equity	01/31/20	1.250%(M)	7	*	(75)	—	(75)	Goldman Sachs International
Countrywide POA	01/31/20	1.250%(M)	243	*	287	—	287	Goldman Sachs International
Covenant	01/22/20	0.500%(M)	3	*	2	—	2	Goldman Sachs International
DFG CLO	01/22/20	0.500%(M)	10	*	5	—	5	Goldman Sachs International
DFG CLO	01/22/20	1.000%(M)	3	*	3	—	3	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	01/31/20	1.250%(M)	67	*	79	—	79	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	01/31/20	1.250%(M)	63	*	74	—	74	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Fannie Mae Connecticut Avenue Securities	01/31/20	1.250%(M)	43	*	$ 50	$—	$ 50	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	01/31/20	1.250%(M)	23	*	27	—	27	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	01/31/20	1.250%(M)	13	*	16	—	16	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	01/31/20	1.250%(M)	9	*	11	—	11	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	01/31/20	1.250%(M)	8	*	9	—	9	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	01/31/20	1.250%(M)	3	*	3	—	3	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	01/31/20	1.250%(M)	3	*	4	—	4	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	01/31/20	1.250%(M)	2	*	3	—	3	Goldman Sachs International
Freddie Mac	01/31/20	1.250%(M)	4	*	5	—	5	Goldman Sachs International
Freddie Mac	01/31/20	1.250%(M)	3	*	4	—	4	Goldman Sachs International
Freddie Mac	01/31/20	1.250%(M)	2	*	3	—	3	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
GMAC Home Equity	01/31/20	1.250%(M)	40	*	$ 47	$—	$ 47	Goldman Sachs International
GMAC Home Equity	01/31/20	1.250%(M)	12	*	14	—	14	Goldman Sachs International
GS Mortgage Securities Trust	01/30/20	1.250%(M)	12	*	13	—	13	Goldman Sachs International
GSAMP Trust	01/31/20	1.250%(M)	17	*	20	—	20	Goldman Sachs International
GSRPM Mortgage Loan Trust	01/31/20	1.250%(M)	8	*	(92)	—	(92)	Goldman Sachs International
ICG CLO	01/22/20	0.500%(M)	9	*	5	—	5	Goldman Sachs International
Indymac ALTA Mortgage	01/31/20	1.250%(M)	34	*	40	—	40	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	01/30/20	1.250%(M)	29	*	33	—	33	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	01/30/20	1.250%(M)	20	*	23	—	23	Goldman Sachs International
JPMorgan Chase Commercial Mortgage Acquisition Corp.	01/31/20	1.250%(M)	17	*	21	—	21	Goldman Sachs International
JPMorgan Chase Commercial Mortgage Securities	01/30/20	1.250%(M)	12	*	13	—	13	Goldman Sachs International
JPMorgan Mortgage Trust	01/31/20	1.250%(M)	7	*	8	—	8	Goldman Sachs International
JPMorgan Mortgage Trust	01/31/20	1.250%(M)	6	*	8	—	8	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
LSTAR Securities Investment LTD.	01/31/20	1.250%(M)		14	*	$ 17	$—	$ 17	Goldman Sachs International
MidOcean CLO	01/22/20	0.500%(M)		30	*	15	—	15	Goldman Sachs International
MJX CLO	01/22/20	1.000%(M)		11	*	11	—	11	Goldman Sachs International
MJX CLO	01/22/20	1.000%(M)		8	*	8	—	8	Goldman Sachs International
MJX CLO	01/22/20	0.500%(M)		4	*	2	—	2	Goldman Sachs International
MJX CLO	01/22/20	1.000%(M)		3	*	3	—	3	Goldman Sachs International
MJX CLO	01/22/20	1.000%(M)		2	*	2	—	2	Goldman Sachs International
Morgan Stanley BAML Trust	01/30/20	1.250%(M)		14	*	16	—	16	Goldman Sachs International
Morgan Stanley Capital I Trust	01/30/20	1.250%(M)		21	*	25	—	25	Goldman Sachs International
Oaktree CLO	01/22/20	0.500%(M)	EUR	13	*	10	—	10	Goldman Sachs International
Pretium	01/22/20	0.500%(M)		50	*	25	—	25	Goldman Sachs International
Saratoga CLO	01/22/20	0.500%(M)		92	*	46	—	46	Goldman Sachs International
Steele Creek	01/22/20	0.500%(M)		11	*	6	—	6	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Steele Creek	01/22/20	1.000%(M)	9	*	$ 9	$—	$ 9	Goldman Sachs International
Structured Agency Credit Risk	01/31/20	1.250%(M)	59	*	69	—	69	Goldman Sachs International
Structured Agency Credit Risk	01/31/20	1.250%(M)	37	*	44	—	44	Goldman Sachs International
Structured Agency Credit Risk	01/31/20	1.250%(M)	17	*	20	—	20	Goldman Sachs International
Structured Agency Credit Risk	01/31/20	1.250%(M)	11	*	13	—	13	Goldman Sachs International
Structured Agency Credit Risk	01/31/20	1.250%(M)	6	*	7	—	7	Goldman Sachs International
Towd Point Mortgage Trust	07/25/56	0.450%(M)	992	*	74	—	74	Citigroup Global Markets, Inc.
Tralee CLO Ltd.	01/22/20	1.000%(M)	4	*	4	—	4	Goldman Sachs International
Voya CLO	01/22/20	1.000%(M)	9	*	9	—	9	Goldman Sachs International
WAMU POA	01/31/20	1.250%(M)	7	*	8	—	8	Goldman Sachs International
Wellfleet CLO	01/22/20	0.500%(M)	26	*	13	—	13	Goldman Sachs International
Wellfleet CLO	01/22/20	0.500%(M)	5	*	3	—	3	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	01/30/20	1.250%(M)	39	*	45	—	45	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Wells Fargo Commercial Mortgage Trust	01/30/20	1.250%(M)	7	*	$ 8	$—	$ 8	Goldman Sachs International
Wells Fargo Home Equity	01/31/20	1.250%(M)	9	*	11	—	11	Goldman Sachs International
Zais CLO	01/22/20	1.000%(M)	8	*	8	—	8	Goldman Sachs International
Zais CLO 9 Ltd.	01/22/20	1.000%(M)	4	*	4	—	4	Goldman Sachs International
					$1,558	$—	$1,558
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at December 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	400	12/06/21	0.095%(A)	6 Month EURIBOR(1)(S)	$ (5,160)	$ (3,581)	$ 1,579
EUR	1,195	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	(40,792)	(37,225)	3,567
EUR	450	05/11/29	0.750%(A)	6 Month EURIBOR(1)(S)	(30,053)	(31,209)	(1,156)
	16,000	03/10/20	1.550%(T)	1 Day USOIS(2)(T)	(17)	(346)	(329)
	3,810	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	10,401	2,451	(7,950)
	1,565	06/14/21	1.142%(S)	3 Month LIBOR(1)(Q)	19,820	13,466	(6,354)
	1,015	05/11/22	1.982%(S)	3 Month LIBOR(1)(Q)	(8,690)	(7,251)	1,439
	565	05/11/23	2.000%(S)	3 Month LIBOR(2)(Q)	5,595	5,857	262
	220	11/07/23	1.479%(S)	3 Month LIBOR(1)(Q)	2,441	1,943	(498)
	3,955	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(78,196)	(72,353)	5,843
	760	05/11/26	1.900%(S)	3 Month LIBOR(1)(Q)	(3,528)	(5,820)	(2,292)
	495	06/14/26	1.959%(S)	3 Month LIBOR(1)(Q)	(4,124)	(5,564)	(1,440)
	570	05/11/27	2.305%(S)	3 Month LIBOR(1)(Q)	(26,736)	(20,009)	6,727
	1,415	05/11/29	2.000%(S)	3 Month LIBOR(1)(Q)	(46,505)	(15,522)	30,983
					$(205,544)	$(175,163)	$30,381

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).